Borrowings - Mainland China Facilities (Details) ¥ in Millions, ¥ in Millions	12 Months Ended
	Mar. 31, 2024 CAD ($) segment	Mar. 31, 2024 JPY (¥) segment	Mar. 31, 2024 CNY (¥) segment	Apr. 02, 2023 CAD ($)	Apr. 02, 2023 JPY (¥)	Apr. 02, 2023 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | $	$ 9,400,000			$ 27,600,000
Mainland China Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings, number of loan facilities | segment	2	2	2
Borrowings	$ 50,000,000		¥ 266.4
Borrowings, interest rate in terms of loan rate	1 year
Short-term borrowings	$ 0			9,800,000		¥ 50.0
Mainland China Facilities | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.35%	0.35%	0.35%
Mainland China Facilities | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, term	12 months
Borrowings, adjustment to interest rate basis	0.45%	0.45%	0.45%
Mainland China Facilities | Term one
Disclosure of detailed information about borrowings [line items]
Borrowings, term	1 month
Borrowings, interest rate payable, period	1 month
Mainland China Facilities | Term two
Disclosure of detailed information about borrowings [line items]
Borrowings, term	3 months
Borrowings, interest rate payable, period	3 months
Mainland China Facilities | Term three
Disclosure of detailed information about borrowings [line items]
Borrowings, term	6 months
Borrowings, interest rate payable, period	6 months
Japan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, term	12 months
Short-term borrowings	$ 5,400,000	¥ 600.0		$ 13,700,000	¥ 1,350.0
Borrowings, interest rate	0.45%	0.45%	0.45%